Adoption of Accounting Policies Impact of ASC606 to financial statements during fiscal year (Details) - USD ($)	12 Months Ended
	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017	Mar. 01, 2018
Adoption of Accounting Policies
Retained earnings	$ (32,000,000)	$ (45,000,000)
Revenues	904,000,000	932,000,000	$ 1,309,000,000
Selling, General and Administrative Expense	406,000,000	467,000,000	553,000,000
Net income (loss)	$ 93,000,000	$ 405,000,000	$ (1,206,000,000)
Earnings Per Share, Basic	$ 0.17	$ 0.76	$ (2.30)
Earnings Per Share, Diluted	$ 0.00	$ 0.74	$ (2.30)
Sales Revenue, Net [Member]
Adoption of Accounting Policies
Impact of ASC606 during the fiscal year	$ 40,000,000
Selling, marketing and administration [Member]
Adoption of Accounting Policies
Impact of ASC606 during the fiscal year	(4,000,000)
Net Income [Member]
Adoption of Accounting Policies
Impact of ASC606 during the fiscal year	44,000,000
Earnings Per Shae, Basic [Member]
Adoption of Accounting Policies
Impact of ASC606 during the fiscal year	0.08
Earnings Per Shae, Diluted [Member]
Adoption of Accounting Policies
Impact of ASC606 during the fiscal year	0.07
without impact of ASC606
Adoption of Accounting Policies
Other Assets	67,000,000
Deferred Revenue	310,000,000
Retained earnings	(9,000,000)
Revenues	864,000,000
Selling, General and Administrative Expense	410,000,000
Net income (loss)	$ 49,000,000
Earnings Per Share, Basic	$ 0.09
Earnings Per Share, Diluted	$ (0.07)
Other Assets [Member]
Adoption of Accounting Policies
Other Assets	$ 84,000,000	$ 66,000,000		$ 77,000,000
Impact of ASC606 during the fiscal year	$ 17,000,000